INCOME TAXES (Details Narrative) - USD ($)		12 Months Ended
	Dec. 22, 2017	Oct. 31, 2022	Oct. 31, 2021
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards		$ 797,000	$ 21,000
Valuation allowance increased		$ 776,000	$ 21,000
Federal corporate tax		21.00%	21.00%
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Federal corporate tax	35.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Federal corporate tax	21.00%